CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	203 Months Ended	9 Months Ended		203 Months Ended	12 Months Ended		203 Months Ended	9 Months Ended		12 Months Ended		203 Months Ended
	Dec. 31, 2013 Series B 10% Cumulative Convertible Preferred Stock [Member]	Sep. 30, 2014 Series B 10% Cumulative Convertible Preferred Stock [Member] Series B Preferred Stock Conversion Common Stock [Member]	Sep. 30, 2013 Series B 10% Cumulative Convertible Preferred Stock [Member] Series B Preferred Stock Conversion Common Stock [Member]	Dec. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2013 Common Stock [Member] Series B 10% Cumulative Convertible Preferred Stock [Member]	Dec. 31, 2012 Common Stock [Member] Series B 10% Cumulative Convertible Preferred Stock [Member]	Dec. 31, 2013 Common Stock [Member] Series B 10% Cumulative Convertible Preferred Stock [Member]	Sep. 30, 2014 Common Stock [Member] Series B 10% Cumulative Convertible Preferred Stock [Member] Series B Preferred Stock Conversion Common Stock [Member]	Sep. 30, 2013 Common Stock [Member] Series B 10% Cumulative Convertible Preferred Stock [Member] Series B Preferred Stock Conversion Common Stock [Member]	Dec. 31, 2013 Common Stock [Member] Series A Preferred Stock [Member]	Dec. 31, 2012 Common Stock [Member] Series A Preferred Stock [Member]	Dec. 31, 2013 Common Stock [Member] Series A Preferred Stock [Member]
Preferred Shares converted into Common shares	22,774.45	1,124.73	198.27	9,558,112	547,707	388,603	62,912,304			0	30,030	43,728,457
Stock issued in connection with non-registration events	0			553,629
Common shares issued upon conversion								3,106,988	547,707
Preferred Stock, Par Value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock, Par Value									$ 0.001